SCHEDULE OF FAIR VALUE MEASUREMENTS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 12,628,170	$ 195,312,177